Acquired Intangible Assets with an Initial Purchase Price Allocation and Weighted-Average Life (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	$ 291,357
Weighted- Average Life	14 years
Patents
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	21,616
Weighted- Average Life	16 years
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	65,280
Weighted- Average Life	17 years
Customer lists and other
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	$ 204,461
Weighted- Average Life	13 years